Accrued Expenses (related party)	12 Months Ended
Sep. 30, 2013
Accrued Expenses (related party) [Abstract]
Accrued Expenses (related party)
Note 5 — Accrued Expenses (related party)

As of September 30, 2013, the Company has accrued rent expenses of $32,500.  The Company currently rents space provided by Collabrium Advisors LLP, an affiliate of Mr. Andrew Williams, the Company’s Chairman, and Eureka Company Limited, an affiliate of Mr. Koji Fusa, the Company’s Chief Executive Officer.